Share-based payments - Disclosure of reconciliation of BCEs (Details) - shares							9 Months Ended
	Sep. 30, 2025	May 14, 2018	Mar. 15, 2018	Nov. 20, 2017	Jan. 23, 2017	Nov. 07, 2016	Sep. 30, 2025
Total BCEs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							330,179
Number of instruments issued (in shares)	496,965						0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							(24,246)
Number of instruments outstanding, ending balance (in shares)	305,933						305,933
Number of instruments exercisable (in shares)	221,716						221,716
Maximum number of shares to be issued if all conditions are met (in shares)	305,933						305,933
BCE-2016-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							18,796
Number of instruments issued (in shares)						84,000	0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							(13,796)
Number of instruments outstanding, ending balance (in shares)	5,000						5,000
Number of instruments exercisable (in shares)	5,000						5,000
Maximum number of shares to be issued if all conditions are met (in shares)	5,000						5,000
BCE-2017-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							67,000
Number of instruments issued (in shares)					67,374		0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)	67,000						67,000
Number of instruments exercisable (in shares)	41,735						41,735
Maximum number of shares to be issued if all conditions are met (in shares)	67,000						67,000
BCE-2017-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							112,500
Number of instruments issued (in shares)				150,000			0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)	112,500						112,500
Number of instruments exercisable (in shares)	112,500						112,500
Maximum number of shares to be issued if all conditions are met (in shares)	112,500						112,500
BCE-2017-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							67,373
Number of instruments issued (in shares)				67,374			0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)	67,373						67,373
Number of instruments exercisable (in shares)	33,686						33,686
Maximum number of shares to be issued if all conditions are met (in shares)	67,373						67,373
BCE-2017-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							33,687
Number of instruments issued (in shares)				67,374			0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)	33,687						33,687
Number of instruments exercisable (in shares)	16,843						16,843
Maximum number of shares to be issued if all conditions are met (in shares)	33,687						33,687
BCE-2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							11,980
Number of instruments issued (in shares)			22,000				0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							(8,450)
Number of instruments outstanding, ending balance (in shares)	3,530						3,530
Number of instruments exercisable (in shares)	3,530						3,530
Maximum number of shares to be issued if all conditions are met (in shares)	3,530						3,530
BCE-2018-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							16,843
Number of instruments issued (in shares)		16,843					0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							0
Number of instruments outstanding, ending balance (in shares)	16,843						16,843
Number of instruments exercisable (in shares)	8,422						8,422
Maximum number of shares to be issued if all conditions are met (in shares)	16,843						16,843
BCE-2018-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments outstanding, beginning balance (in shares)							2,000
Number of instruments issued (in shares)		22,000					0
Number of instruments lapsed (in shares)							0
Number of instruments exercised (in shares)							(2,000)
Number of instruments outstanding, ending balance (in shares)	0						0
Number of instruments exercisable (in shares)	0						0
Maximum number of shares to be issued if all conditions are met (in shares)	0						0